Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2015
Convertible Redeemable Preferred Shares [Abstract]
Schedule of rollforward of the carrying amounts of Series A, Series B, Series C1, Series C2 and Series D shares

	Series A	Series B	Series C1	Series C2	Series D
	RMB	RMB	RMB	RMB	RMB

January 1, 2013	44,187	162,195	258,923	—	—
Collection of subscription receivable of Series C1 Shares	—	—	12,000	—	—
Change in redemption value	5,523	17,987	37,925	—	—

December 31, 2013	49,710	180,182	308,848	—	—
Issuance of Series C2 Shares	—	—	—	20,964	—
Deemed dividend from issuance of Series C2 Shares				16,666
Issuance of Series D Shares	—	—	—	—	145,746
Change in redemption value	6,214	21,943	46,328	—	4,684

December 31, 2014	55,924	202,125	355,176	37,630	150,430

Change in redemption value	1,648	5,957	12,453	—	5,274
Conversion of Series A Preferred Shares to Class A ordinary shares	(57,572)	—	—	—	—
Conversion of Series B Preferred Shares to Class A ordinary shares	—	(208,082)	—	—	—
Conversion of Series C-1 Preferred Shares to Class A ordinary shares	—	—	(367,629)	—	—
Conversion of Series C-2 Preferred Shares to Class A ordinary shares	—	—	—	(37,630)	—
Conversion of Series D Preferred Shares to Class A ordinary shares	—	—	—	—	(155,704)

December 31, 2015	—	—	—	—	—